Offerings - Offering: 1	Jul. 08, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 Par Value
Amount Registered | shares	807,637,847
Maximum Aggregate Offering Price	$ 67,085,401,918.92
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,264,494.00
Offering Note	Note (1): Represents the estimated maximum number of shares of common stock, par value $0.01 per share ("NextEra Energy common stock"), of NextEra Energy, Inc. ("NextEra Energy") issuable or which may be issuable by NextEra Energy upon the completion of the first merger, as described in this registration statement and pursuant to that certain Agreement and Plan of Merger, dated as of May 15, 2026 (the "merger agreement"), by and among NextEra Energy, WG Development Corp., CS Holdco, LLC and Dominion Energy, Inc. ("Dominion Energy"), and is based on the product of (i) the sum of (a) 879,517,342 shares of common stock, without par value, of Dominion Energy ("Dominion Energy common stock") issued and outstanding as of June 25, 2026 (including 1,906,985 shares of Dominion Energy common stock underlying restricted stock awards in respect of shares of Dominion Energy common stock, but excluding shares of Dominion Energy common stock owned by NextEra Energy, Dominion Energy or any wholly owned subsidiary of NextEra Energy or Dominion Energy), (b) 374,044 shares of Dominion Energy common stock underlying all performance share awards or performance share units in respect of shares of Dominion Energy common stock outstanding as of June 25, 2026 (determined based upon the number of shares of Dominion Energy common stock that would have been earned assuming maximum level of performance), (c) 375,940 shares of Dominion Energy common stock underlying deferred units in respect of shares of Dominion Energy common stock credited or deemed credited to a stock unit account under Dominion Energy's Non-Employee Directors Compensation Plan as of June 25, 2026, (d) 28,749,808 shares of Dominion Energy common stock issuable upon full physical settlement of outstanding forward confirmations under Dominion Energy's at-the-market program as of June 25, 2026, and (e) an estimated 83,410,793 additional shares of Dominion Energy common stock that may be issued or reserved for issuance between the date of the merger agreement and the Termination Date (as defined in the merger agreement) as permitted by the terms of the merger agreement, multiplied by (ii) 0.8138, the exchange ratio under the merger agreement. The estimated maximum number of shares of NextEra Energy common stock to be registered by this registration statement includes shares of Dominion Energy common stock underlying additional equity awards in respect of shares of Dominion Energy common stock that may be granted between the date of the merger agreement and the Termination Date, as permitted by the merger agreement, to the extent such underlying shares are subject to cancellation in exchange for shares of NextEra common stock in connection with the first merger. Note (2): Estimated solely for the purpose of calculating the registration fee in accordance with Rules 457(c), 457(f)(1), and 457(f)(3) of the Securities Act of 1933, as amended. The maximum aggregate offering price is equal to (i) the product of (a) $67.96, the average of the high and low prices of the Dominion Energy common stock, as reported on the New York Stock Exchange on July 1, 2026, and (b) 992,427,927, the estimated maximum number of shares of Dominion Energy common stock that may be cancelled in exchange for shares of NextEra Energy common stock in connection with the first merger (determined in accordance with clause (i) and the last sentence of Note (1) above), less (ii) $360,000,000, which is the aggregate amount of cash consideration estimated to be paid by NextEra Energy to holders of shares of Dominion Energy common stock in connection with the consummation of the first merger as permitted by Rule 457(f)(3).